Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)		Dec. 31, 2025 CNY (¥)
Current assets
Cash and cash equivalents	¥ 13,865	$ 2,043		¥ 29,328
Restricted cash	3,895	574		3,331
Short-term investments	89,473	13,187		114,873
Accounts receivable, net	130,792	19,276		147,920
Prepayments and other assets, net	92,751	13,669		82,606
Inventories	4,938	728		5,022
Total current assets	343,023	50,554		390,089
Non-current assets
Property, plant and equipment, net	33,502	4,938		32,836
Intangible assets, net	215,086	31,700		234,065
Right-of-use assets	302	45		877
Equity method investments, net	97,231	14,330		118,397
Long-term equity investments, net	12,000	1,769		12,000
Total non-current assets	358,121	52,782		398,175
Total assets	701,144	103,336		788,264
Current liabilities
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB63,450 and RMB34,739 as of December 31, 2025 and June 30, 2026, respectively)	55,868	8,234		72,779
Customers’ refundable fees (including customers’ refundable fees of consolidated VIE without recourse to the Company of RMB17,201 and RMB16,699 as of December 31, 2025 and June 30, 2026, respectively)	17,680	2,606		18,163
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB62,111 and RMB53,206 as of December 31, 2025 and June 30, 2026, respectively)	89,422	13,179		99,711
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB87 and RMB152 as of December 31, 2025 and June 30, 2026, respectively)	425	63		710
Lease liabilities (including operating lease liabilities-current of consolidated VIE without recourse to the Company of RMB230 and RMB49 as of December 31, 2025 and June 30, 2026, respectively)	254	37		806
Total current liabilities	177,556	26,169		209,372
Non-current liabilities
Total non-current liabilities
Total liabilities	177,556	26,169		209,372
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	5,673,106	836,112		5,673,411
Accumulated other comprehensive loss	(411,879)	(60,703)		(394,156)
Accumulated deficit	(4,737,342)	(698,198)		(4,703,305)
Total Fangdd Network Group Ltd. shareholders’ equity	526,338	77,572		578,403
Non-controlling interests	(2,750)	(405)		489
Total shareholders’ equity	523,588	77,167		578,892
Total liabilities and shareholders’ equity	701,144	103,336		788,264
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	2,452	361		2,452
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value
Class C Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	1		[1]	1
Related Party
Current assets
Amounts due from related parties	7,309	1,077		7,009
Current liabilities
Amounts due to related parties (including amounts due to related parties of consolidated VIE without recourse to the Company of RMB17,158 and RMB13,857 as of December 31, 2025 and June 30, 2026, respectively)	¥ 13,907	$ 2,050		¥ 17,203

[1]	Less than 1 after in thousand and rounding.